Discontinued Operations/Assets Held For Sale	6 Months Ended
Jun. 30, 2013
Discontinued Operations/Assets Held For Sale

4. DISCONTINUED OPERATIONS/ASSETS HELD FOR SALE

During December 2011, our board of directors approved a formal plan to sell our DJ Basin assets located in the states of Wyoming and Colorado. During 2012, we sold various parcels of acreage throughout our DJ Basin holdings at varying prices, much of which was lower than the existing carrying value of similar remaining acreage at the time of sale. During the first quarter of 2013, we entered an agreement to sell our remaining DJ Basin assets for $3.1 million. This transaction closed during the second quarter of 2013 and resulted in a gain of approximately $1.0 million. As of June 30, 2013, we have no continuing activities in the DJ Basin or continuing cash flows from this region.

Prior to their sale, these assets were classified as Assets Held for Sale on our Consolidated Balance Sheet at December 31, 2012. The results of operations are reflected in Discontinued Operations in our Consolidated Statements of Operations. We included $2.3 million of net assets located in the DJ Basin as Assets Held for Sale on our Consolidated Balance Sheet at December 31, 2012. We have included approximately $0.1 million of liabilities as Liabilities Related to Assets Held for Sale on our Consolidated Balance Sheet at December 31, 2012. These liabilities are primarily related to Accounts Payable and Accrued Expenses.

Summarized financial information for Discontinued Operations is set forth in the table below, and does not reflect the costs of certain services provided. Such costs, which were not allocated to Discontinued Operations, were for services, including legal counsel, insurance, external audit fees, payroll processing, certain human resource services and information technology systems support.

	Three Months Ended June 30,		Six Months Ended June 30,
($ in Thousands)	2013	2012	2013	2012
Revenues:
Oil and Gas Sales	$16	$22	$25	$51

Total Operating Revenue	16	22	25	51
Costs and Expenses:
Production and Lease Operating Expense	59	122	104	208
General and Administrative Expense	11	237	23	524
Exploration Expense	44	149	97	481
Impairment Expense	0	4,681	0	12,951
Depreciation, Depletion, Amortization and Accretion	0	0	0	0
Other Operating Expense (Income)	0	5	(3)	8
(Gain) Loss on Sale of Asset	(973)	0	(969)	144

Total Expenses (Income)	(859)	5,194	(748)	14,316
Income (Loss) from Discontinued Operations Before Income Taxes	875	(5,172)	773	(14,265)
Income Tax (Expense) Benefit	(355)	2,122	(313)	5,860

Income (Loss) from Discontinued Operations, net of taxes	$520	$(3,050)	$460	$(8,405)

Production:
Crude Oil (Bbls)	209	311	356	655

Total (Mcfe)	1,254	1,866	2,136	3,930